PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of breakdown of and changes to property, plant and equipment

							Assets and
	Switching and	Terminal					facilities
	transmission	equipment /			Other	Estimated	under
	equipment	modems	Infrastructure	Land	P&E	losses (1)	construction	Total
Balances and changes:
Balance on 12.31.18	24,668,212	2,571,084	3,769,088	314,832	836,107	(156,892)	2,112,896	34,115,327
Initial adoption IFRS 16 effects (2)	91,836	—	8,526,236	—	—	—	—	8,618,072
Additions	114,517	142,975	1,790,185	—	258,854	(20,465)	6,576,296	8,862,362
Write-offs, net (3)	(17,069)	(268)	(139,857)	(5,735)	(2,182)	3,540	(21,750)	(183,321)
Net transfers	4,265,573	1,299,368	504,010	—	88,100	—	(6,242,551)	(85,500)
Transfers of goods destined for sale (4)	(1,183)	—	(248,175)	(30,585)	(67,143)	—	(340)	(347,426)
Subletting (5)	—	—	(10,310)	—	—	—	—	(10,310)
Depreciation (Note 25)	(3,936,572)	(1,426,890)	(2,471,456)	—	(297,234)	—	—	(8,132,152)
Business combinations (Note 1 c)	—	9	343	—	10,551	(691)	—	10,212
Balance on 12.31.19	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264
Additions	78,021	77,933	4,517,747	—	195,449	—	5,680,707	10,549,857
Write-offs, net (3)	(7,719)	(170)	(306,219)	(5,483)	(2,870)	10,751	(16,533)	(328,243)
Net transfers	3,850,578	1,276,846	341,553	—	20,857	4,732	(5,682,742)	(188,176)
Subletting (5)	—	—	(2,115)	—	—	—	—	(2,115)
Capital contribution to CyberCo Brasil (note 1.c)	(5)	—	—	—	(15,553)	(680)	—	(16,238)
Depreciation (Note 25)	(4,034,228)	(1,464,041)	(2,731,627)	—	(279,860)	—	—	(8,509,756)
Balance on 12.31.20	25,071,961	2,476,846	13,539,403	273,029	745,076	(159,705)	2,405,983	44,352,593

Balance on 12.31.19
Cost	83,028,079	19,329,470	26,269,769	278,512	5,218,153	(174,508)	2,424,551	136,374,026
Accumulated depreciation	(57,842,765)	(16,743,192)	(14,549,705)	—	(4,391,100)	—	—	(93,526,762)
Total	25,185,314	2,586,278	11,720,064	278,512	827,053	(174,508)	2,424,551	42,847,264

Balance on 12.31.20
Cost	86,709,680	20,569,803	30,633,254	273,029	5,380,579	(159,705)	2,405,983	145,812,623
Accumulated depreciation	(61,637,719)	(18,092,957)	(17,093,851)	—	(4,635,503)	—	—	(101,460,030)
Total	25,071,961	2,476,846	13,539,403	273,029	745,076	(159,705)	2,405,983	44,352,593
(1)

The Company and its subsidiaries recognized estimated losses and write-offs (when applicable) for potential obsolescence of materials used for property and equipment maintenance, based on historical experience and expected future use.

(2)On January 1, 2019, the Company adopted IFRS 16, which requires lessees to recognize assets and liabilities arising from all leases (except short-term leases and leases of low-value assets) in the statement of financial position (Note 20). Before the leases were recognized under IAS 17 - Leases and classified in accordance with IAS 17 qualitative and quantitative criteria as operating leases (with lease payments recognized on the straight-line basis) or finance leases. The Company transitioned to IFRS 16 using the modified retrospective approach. The comparative information for prior-year periods was not restated. The adoption of this new standard gave rise to right of use assets and the corresponding lease liabilities of R$8,618,072 thousand as of January 1, 2019.

(3)In infrastructure, includes the amounts of R$288,603 and R$105,952 as of December 31, 2020 and 2019, respectively, referring to the cancellation of lease agreements.

(4)Refers to goods sold from the Tamboré and Curitiba (CIC) data centers, sold to a company controlled by Asterion Industrial Partners SGEIC, SA, according to the agreement entered into by the Company on May 8, 2019 and concluded with the discharge on July 24, 2019.

It also includes the assets intended for sale, resulting from the agreement entered into by the Company on November 28, 2019, for the sale of 1,909 structures (rooftops and towers) owned by the Company to Telxius Torres Brasil Ltda (Note  10).

(5)Refers to the lease for structures (towers and rooftops) in 2020 and for areas in the Curitiba data center in 2019.

Schedule of depreciation rates of property, plant and equipment

Description
Switching and transmission equipment and media	2.50% to 25.00%
Terminal equipment / modems (1)	6.67% to 66.67%
Infrastructure	2.50% to 66.67%
Other P&E assets	10.00% to 25.00%

(1)Includes lending handsets, with annual depreciation rates of 25.00% to 50.00%.

Schedule of changes in leases, after the adoption of IFRS 16, already included in the asset movement tables

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Annual depreciation rate (%)	5.00 to 92.31	3.13 to 92.31	20.00

Balances and changes:
Balance on 12.31.18 (1)	186,554	189,455	10,950	386,959
Initial Adoption in 01.01.19	91,836	8,526,236	—	8,618,072
Additions	107,108	1,696,833	—	1,803,941
Subletting (Note 12.c)	—	(10,310)	—	(10,310)
Depreciation (IAS 17)	(13,540)	(35,181)	(7,730)	(56,451)
Write-offs, net (IAS 17)	—	(2,098)	—	(2,098)
Depreciation (IFRS 16)	(25,652)	(1,857,298)	—	(1,882,950)
Cancellation of contracts	—	(105,952)	—	(105,952)
Balance on 12.31.19	346,306	8,401,685	3,220	8,751,211
Additions	55,904	4,394,809	10,564	4,461,277
Subletting (Note 12.c)	—	(2,115)	—	(2,115)
Depreciation (IAS 17)	(13,540)	(30,277)	(3,220)	(47,037)
Write-offs, net (IAS 17)	—	(4,902)	—	(4,902)
Depreciation (IFRS 16)	(30,159)	(2,148,260)	(183)	(2,178,602)
Cancellation of contracts	(420)	(288,603)	—	(289,023)
Balance on 12.31.20	358,091	10,322,337	10,381	10,690,809

(1)Refers to lease amounts covered by IAS 17 and the provision for dismantling for these leases.